Inventories (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Inventories

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Finished good s	$11,329.8	$8,924.5
Work in process	72,071.9	51,969.1
Raw materials	15,233.9	16,552.3
Supplies and spare parts	4,595.4	5,535.3

	$103,231.0	$82,981.2

Inventory write downs
Reversal of write-down of inventories resulting from the increase in net realizable value and write-down of inventories to net realizable value were included in the cost of revenue, as illustrated below:

	Years Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Inventory losses (reversal of write-down of inventories )	$(840.9)	$1,259.5	$(1,983.0)